Offerings - Offering: 1	Sep. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	2.49
Maximum Aggregate Offering Price	$ 18,675,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,859.14
Offering Note	Represents 105,840 common shares, no par value ("Common Shares"), previously issued to the selling shareholder and up to 7,394,160 Common Shares that are issuable at the option of the registrant pursuant to a purchase agreement with the selling shareholder. The Common Shares will be offered for resale by the selling shareholder. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. In accordance with Rule 457(c), the Proposed Maximum Offering Price Per Unit of $2.49 is provided on the basis of the high and low prices for the Common Shares on the Nasdaq Capital Market on September 25, 2025.